Amortization of Favorable Contacts (Details) - Favorable Contracts - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortization of favorable contracts
2016	$ 70.5
2017	70.5
2018	50.6
2019	45.6
2020	38.4
Net carrying amount	$ 275.6	$ 266.1	$ 0.0